UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☒ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001858720

Washington State Housing Finance Commission

(as issuer of the WSHFC Municipal Certificates, Series 2021-1)

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001858720

Central Index Key Number of underwriter (if applicable): 0000315030

Mark Sherman, Managing Director – (212) 723-4205

Name and telephone number, including area code, of the

person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

PART 1: REPRESENTATION AND WARRANTY INFORMATION

N/A

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.02 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Underwriter

See Report of Independent Accountants on Applying Agreed-Upon Procedures dated April 29, 2021 of PricewaterhouseCoopers LLP attached as Exhibit 99.1 to this report.

EXHIBIT INDEX

Exhibit No.	Description

Exhibit 99.1	Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated April 29, 2021 of PricewaterhouseCoopers LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: April 29, 2021

CITIGROUP GLOBAL MARKETS INC.

By:	/s/ Mark Sherman
Name: Mark Sherman
Title: Managing Director